Taxation	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Taxation
11. Taxation
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. Commencing from the year of assessment of 2018, the first HK$2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. No Hong Kong profits tax was provided for as there was no estimated assessable profits tax during the relevant periods.
Indonesia
Under the current laws of Indonesia, the Company’s subsidiaries incorporated in Indonesia are subject to 22% income tax on their taxable income generated from operations in Indonesia.
The PRC
On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008. On April 14, 2008, relevant governmental regulatory authorities released qualification criteria, application procedures and assessment processes for “high and new technology enterprises” (“HNTE”), which will be entitled to a favorable statutory tax rate of 15%.
An enterprise’s qualification as a HNTE is reassessed by the relevant PRC governmental authorities every three years. In January 2018, Shanghai Shanghu was approved the Software Enterprise Status. In accordance with PRC EIT Law, Shanghai Shanghu was entitled to enjoy full income tax exemption for 2017 and 2018, and a preferential income tax rate of
12.5
%
for 2019 to 2021. In November 2021, Shanghai Shanghu was qualified as HNTE and was entitled to a preferential income tax rate of
15
%
from 2021 to 2023. In 2020, Hainan Shanghu applied for Software Enterprise Status and obtained Software Enterprise Status in 2021. In accordance with PRC EIT Law, Hainan Shanghu is entitled to enjoy full exemption from EIT for two years beginning from 2020 to 2021, and a
50
%
reduction for the subsequent three years.
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. Under U.S. GAAP, undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes.
Starting from 2020, the Company decided to remit certain percentage of the annual profits of its PRC subsidiaries to their overseas parent company for dividend distribution purposes. The Group accrued RMB58 million and RMB74 million withholding tax liabilities based on a 10% tax rate for certain percentage of the PRC subsidiaries’ profits to be distributed in 2
021 and 202
2, respectively
. As of December 31, 2021 and 2022, there were approximately RMB4,604 million and RMB6,466 million accumulated undistributed profits of PRC subsidiaries that no deferred tax liabilities were provided, respectively. The Group still intends to indefinitely reinvest these remaining undistributed earnings in its PRC subsidiaries.
The Group has not accrued any tax for the outside basis difference represented by the accumulated undistributed profits of the consolidated VIEs, which amounted to RMB4,806 million at December 31, 2022 as, after review, it was determined that relevant tax laws and regulations provide for tax-free
transfer of such amounts to the Group’s PRC subsidiaries.
Composition of income tax expenses
The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income during the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expenses	298,096	503,139	823,839
Deferred income tax expense	157,325	(262,321)	(369,064)

Total	455,421	240,818	454,775

Reconciliation of the differences between statutory tax rate and the effective tax rate
The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2020, 2021 and 2022 and does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2022.
The following table sets forth reconciliation between the computed expected tax expenses (benefit) rate and the effective income tax rate:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Statutory tax rate	25%	25%	25%
Research and development tax credit	(2)%	(3)%	(3)%
Effect of tax holiday 1	(7)%	(17)%	(10)%
Change in valuation allowance	1%	1%	1%
Non-deductible expenses	1%	1%	1%
Withholding tax	1%	2%	3%

Effective income tax rate	19%	9%	17%

1
As Hainan Shanghu obtained software enterprise status in the fourth quarter of 2021, the Group reversed a total of RMB220.2 million tax expenses in the fourth quarter of 2021 including RMB76.1 million related to 2020 and RMB144.1 million related to for the first three quarters of 2021. As Shanghai Shanghu obtained Key Software Enterprise Status in 2020, the Group reversed a total of RMB33.8 million tax expenses related to 2019 in 2020.

The aggregate amount and per share effect of the tax holidays are as follows

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Tax holiday effect	168,677	471,798	279,033
Net profit per share effect
- Basic	0.11	0.33	0.20

- Diluted	0.11	0.32	0.19

Deferred tax assets
The following table sets forth the significant compon
ents of the deferred tax assets:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Timing difference in revenue recognition	244,215	582,404
Provision for accounts receivable and contract assets and loans receivable	168,398	259,608
Net accumulated losses-carry forward	117,850	142,609
Payroll and welfare payable and other temporary difference	12,379	16,578
Quality assurance obligations	2,016	33,916
Less: Valuation allowance	(89,117)	(115,754)

Total deferred tax assets	455,741	919,361

Deferred tax liabilities:
Intangible assets arisen from business combination and asset acquisition	(24,607)	(24,607)
Unrealized gain in consolidated trusts	(36,989)	(57,675)
Withholding tax for undistributed earnings	(76,036)	(149,906)

Total deferred tax liabilities	(137,632)	(232,188)

Movement of valuation allowances

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
At beginning of year	6,245	42,233	89,117
Current year additions	40,054	50,925	42,322
Current year reversals	(4,066)	(4,041)	(15,685)

At end of year	42,233	89,117	115,754

Valuation allowances have been provided on deferred tax assets due to the uncertainty surrounding their realization. As of December 31, 2021 and 2022, valuation allowances on deferred tax assets mainly arising from tax loss carry forwards were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards and certain deductible expenses generated by certain unprofitable subsidiaries.
As of December 31, 2022, total tax loss carry forwards of the Company’s subsidiaries in the PRC of approximately RMB589,661, will expire if not used between 2023 and 2027. The applicable carry-forward limitation period is 5 years under the PRC EIT law.
Uncertain tax positions
The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.